Financial Instruments - Additional Information - Credit Agreement, Facilities Agreement and Financing Agreement (Detail) $ in Millions		12 Months Ended
	Oct. 30, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Long Term debt		$ 5,340	$ 6,203
Borrowings		$ 5,529	$ 6,228	$ 6,971	$ 7,379
Securitization programs [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points		0.0005
Secured Overnight Financing Rate [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		4.49%	5.38%
2021 Credit Agreement [member] | Five year amortizing term loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount	$ 1,000
2021 Credit Agreement [member] | Five year committed Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Maximum Amount	$ 2,000
2023 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit Leverage Ratio Description			3.75 times and a minimum Consolidated Coverage Ratio of 2.75
Total adjustment of the interest rate margin description		interest rate margin of plus or minus 5 bps
Borrowings		$ 1,000	$ 1,600
Debt arising from bank loan		4,042
Consolidated leverage ratio (times)	3.75
Consolidated coverage ratio (times)	2.75
2023 Credit Agreement [member] | Five year amortizing term loan [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Expiration period	5 years
Reduction in line of credit maximum amount	$ 500
2023 Credit Agreement [member] | Five year committed Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Expiration period	5 years
Increase in line of credit maximum amount	$ 250
2023 Credit Agreement [member] | Revolving Credit Facility [member]
Disclosure of detailed information about financial instruments [line items]
Borrowings			$ 600
CEMEX Sab De CV Variable Interest Rate Two Thousand And Twenty Six Notes [member]
Disclosure of detailed information about financial instruments [line items]
Long Term debt		$ 144
Line of credit ,Interest basis Points		0.0020
CEMEX Sab De CV Fixed Rate Two Thousand And Thirty Notes [member]
Disclosure of detailed information about financial instruments [line items]
Long Term debt		$ 411
Line of credit ,Interest basis Points		0.0025
Bottom of range [member] | 2023 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			0.0100
Consolidated leverage ratio (times)			2.25
Bottom of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		5.25%
Top of range [member] | 2023 Credit Agreement [member]
Disclosure of detailed information about financial instruments [line items]
Line of credit ,Interest basis Points			0.0175
Consolidated leverage ratio (times)			3.25
Top of range [member] | Credit agreement [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate		6.35%